General and Administrative Expenses	12 Months Ended
Dec. 31, 2019
General and Administrative Expenses [Abstract]
General and Administrative Expenses
13.	General and Administrative Expenses:

General and administrative expenses include public registration costs and costs in relation to the administration of the Company.

Company Administration Expenses: Company administration expenses for the period ended September 30, 2017, the year ended September 30, 2018, the Transition Period ended December 31, 2018 and the year ended December 31, 2019, amounted to $58,467, $109,233, $22,954 and $378,777, respectively. Company administration expenses include audit fees, Chief Executive Officer and Chief Financial Officer compensation and other professional fees and expenses and are analyzed as follows:

	Period ended September 30,	Year ended September 30,	Three months ended December 31,	Year ended December 31,
	2017	2018	2018	2019
Audit fees	$49,500	$91,700	$20,000	$119,535
Chief Executive and Chief Financial Officer compensation	6,600	12,000	3,000	12,000
Other professional fees	2,367	5,533	(46)	247,242
Total	$58,467	$109,233	$22,954	$378,777

Public Registration Costs: During the period ended September 30, 2017, the year ended September 30, 2018, the Transition Period ended December 31, 2018 and the year ended December 31, 2019, the Company incurred public registration costs of $35,973, $350,167, $161,116 and $132,091 respectively. Public registration costs relate to the costs incurred by the Company in connection with the Company's registration and listing of its 2,400,000 issued and outstanding common shares on the Norwegian OTC on December 21, 2018 and the NASDAQ Stock Market on February 11, 2019. Apart from registration and listing costs, public registration costs further include legal, consultancy and other costs incurred in connection with the subject listings.